Annual Operating Expenses - FidelityLeveragedCompanyStockFund-KPRO - FidelityLeveragedCompanyStockFund-KPRO - Fidelity Leveraged Company Stock Fund - Fidelity Leveraged Company Stock Fund - Class K	Sep. 29, 2023
Operating Expenses:
Management fee	0.58%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Total annual operating expenses	0.65%